iShares
®
Genomics Immunology and Healthcare ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Canada  —  1 .1%
AbCellera Biologics, Inc.
(a) (b)
.................. 411,289 $ 1,706,849
a
China  —  2 .4%
GenFleet Therapeutics Shanghai, Inc. , Class H
(b)
... 345,600 1,922,243
Guangzhou Innogen Pharmaceutical Group Co. Ltd. ,
Class H
(b)
............................ 120,200 214,848
Shanghai Henlius Biotech, Inc. , Class H
(b) (c)
....... 83,900 805,577
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (b)
...... 190,700 1,001,160
3,943,828
a
Denmark  —  3 .2%
Genmab A.S.
(b)
.......................... 19,182 5,078,942
a
France  —  9 .3%
Ipsen SA .............................. 42,810 8,407,956
Sanofi SA .............................. 61,394 5,745,033
Valneva SE
(a) (b)
.......................... 258,253 705,395
14,858,384
a
Germany  —  8 .4%
Bayer AG , Registered ...................... 156,689 7,025,574
BioNTech SE , ADR
(b)
...................... 63,153 6,533,178
13,558,752
a
Iceland  —  0 .4%
Alvotech SA
(a) (b)
.......................... 188,379 629,186
a
Japan  —  6 .4%
Ono Pharmaceutical Co. Ltd. ................. 213,700 3,160,657
Takeda Pharmaceutical Co. Ltd. ............... 214,000 7,154,615
10,315,272
a
South Korea  —  0 .6%
AbClon, Inc.
(b)
........................... 27,030 903,674
a
Switzerland  —  4 .0%
Roche Holding AG , NVS .................... 15,724 6,407,527
a
United Kingdom  —  4 .2%
GSK PLC .............................. 252,397 6,617,211
Mereo Biopharma Group PLC , ADR
(b)
........... 232,638 62,440
6,679,651
a
United States  —  59 .6%
Arcus Biosciences, Inc.
(a) (b)
.................. 133,599 3,406,774
Caris Life Sciences, Inc.
(a) (b)
.................. 205,671 3,907,749
Corvus Pharmaceuticals, Inc.
(b)
............... 102,168 1,551,932
CRISPR Therapeutics AG
(a) (b)
................. 55,336 2,896,286
CytomX Therapeutics, Inc.
(a) (b)
................ 228,039 962,325
Design Therapeutics, Inc.
(b)
.................. 55,761 758,350
Exelixis, Inc.
(b)
........................... 137,027 6,092,220
Ginkgo Bioworks Holdings, Inc.
(a) (b)
............. 75,293 636,979
Ideaya Biosciences, Inc.
(a) (b)
.................. 149,434 4,348,529
ImmunityBio, Inc.
(a) (b)
....................... 589,940 4,188,574
Incyte Corp.
(b)
........................... 59,291 5,648,654
Intellia Therapeutics, Inc.
(a) (b)
................. 66,593 897,674
Iovance Biotherapeutics, Inc.
(a) (b)
............... 593,884 1,995,450
Janux Therapeutics, Inc.
(b)
................... 95,943 1,378,701
Kura Oncology, Inc.
(a) (b)
..................... 150,470 1,328,650
Merck & Co., Inc. ......................... 60,956 6,655,176
Moderna, Inc.
(a) (b)
......................... 219,441 10,081,119
Novavax, Inc.
(a) (b)
......................... 264,512 2,096,258
Nuvation Bio, Inc.
(b)
....................... 426,642 1,898,557
Ocugen, Inc.
(a) (b)
.......................... 548,690 949,234
Security Shares Value
a
United States (continued)
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
.......... 19,498 $ —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
.......... 19,498 —
Pacific Biosciences of California, Inc.
(a) (b)
......... 483,024 768,008
Personalis, Inc.
(a) (b)
........................ 94,670 522,578
Prime Medicine, Inc.
(a) (b)
.................... 56,846 201,519
Regeneron Pharmaceuticals, Inc. .............. 8,462 5,983,142
Revolution Medicines, Inc.
(a) (b)
................ 76,325 10,999,959
Rigel Pharmaceuticals, Inc.
(b)
................. 31,513 910,726
Twist Bioscience Corp.
(b)
.................... 103,936 6,075,059
Verastem, Inc.
(b)
.......................... 116,276 634,867
Vertex Pharmaceuticals, Inc.
(b)
................ 13,345 5,703,386
Vir Biotechnology, Inc.
(b)
.................... 167,572 1,711,748
Xencor, Inc.
(b)
........................... 40,644 484,883
95,675,066
a
Total Common Stocks — 99.6%
(Cost: $ 143,614,705 ) ................................ 159,757,131
a
Rights
United States  —  0 .0%
Arcellx, Inc. CVR (Expires 04/01/30 )
(a) (b)
.......... 73,059 5,114
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 5,114
a
Total Long-Term Investments — 99.6%
(Cost: $ 143,614,705 ) ................................ 159,762,245
a
Short-Term Securities
Money Market Funds  —  20 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 32,603,309 32,613,090
a
Total Short-Term Securities — 20.3%
(Cost: $ 32,611,627 ) ................................. 32,613,090
Total Investments —  119.9%
(Cost: $ 176,226,332 ) ................................ 192,375,335
Liabilities in Excess of Other Assets — ( 19 .9 ) % .............. (31,894,516)
Net Assets — 100.0% ................................. $ 160,480,819
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Genomics Immunology and Healthcare ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 17,020,058  $ 15,593,769
(a)
$ —  $ (2,200) $ 1,463  $ 32,613,090  32,603,309  $ 168,292
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 40,000  —  (40,000)
(a)
—  —  —  —  3,098  —
$ —  $ (2,200) $ 1,463
$ 32,613,090
$ 171,390  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 4 06/18/26 $ 592 $ 11,731
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 112,230,254 $ 47,526,877 $ — $ 159,757,131
Rights ................................................ — 5,114 — 5,114

iShares
®
Genomics Immunology and Healthcare ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 32,613,090 $ — $ — $ 32,613,090
$ 144,843,344 $ 47,531,991 $ — $ 192,375,335
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 11,731 $ — $ — $ 11,731
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CVR Contingent Value Rights
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)